JPMorgan Core Focus SMA Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 33.9%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (a)	29	29
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	330	279
American Credit Acceptance Receivables Trust
Series 2020-3, Class C, 1.85%, 6/15/2026 (a)	76	76
Series 2021-1, Class C, 0.83%, 3/15/2027 (a)	80	79
Series 2021-2, Class C, 0.97%, 7/13/2027 (a)	204	199
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C, 1.06%, 8/18/2026	100	93
Series 2021-1, Class D, 1.21%, 12/18/2026	150	133
AMSR Trust Series 2020-SFR2, Class A, 1.63%, 7/17/2037 (a)	150	136
Business Jet Securities LLC Series 2022-1A, Class A, 4.46%, 6/15/2037 (a)	141	129
CarMax Auto Owner Trust Series 2020-1, Class B, 2.21%, 9/15/2025	112	107
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	119	109
Series 2021-P1, Class B, 1.19%, 1/11/2027	200	174
Series 2021-P1, Class C, 1.53%, 3/10/2027	200	172
CoreVest American Finance Trust Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (a)	250	220
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	226	220
Series 2020-3A, Class B, 1.77%, 12/17/2029 (a)	250	235
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	46	42
Drive Auto Receivables Trust Series 2020-1, Class D, 2.70%, 5/17/2027	400	390
DT Auto Owner Trust
Series 2021-4A, Class B, 1.02%, 5/15/2026 (a)	200	190
Series 2021-3A, Class C, 0.87%, 5/17/2027 (a)	75	70
Elara HGV Timeshare Issuer LLC Series 2021-A, Class A, 1.36%, 8/27/2035 (a)	74	66
Exeter Automobile Receivables Trust
Series 2021-4A, Class B, 1.05%, 5/15/2026	40	39
Series 2021-3A, Class C, 0.96%, 10/15/2026	150	141
Series 2022-4A, Class C, 4.92%, 12/15/2028	100	94
Flagship Credit Auto Trust
Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	167	164
Series 2020-1, Class C, 2.24%, 1/15/2026 (a)	500	490
Series 2020-2, Class C, 3.80%, 4/15/2026 (a)	174	172
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (a)	150	129
GLS Auto Receivables Issuer Trust Series 2021-2A, Class B, 0.77%, 9/15/2025 (a)	37	37
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (b)	74	69
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	34	31
Home Partners of America Trust Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	143	123
Lendingpoint Asset Securitization Trust Series 2021-A, Class A, 1.00%, 12/15/2028 (a)	7	7
Lendmark Funding Trust Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	89	86
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	48	44
Series 2022-2A, Class A, 6.11%, 10/21/2041 (a)	100	101
NMEF Funding LLC
Series 2021-A, Class A2, 0.81%, 12/15/2027 (a)	108	106
Series 2022-B, Class A2, 6.07%, 6/15/2029 (a)	100	100

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (a)	42	40
Series 2022-1A, Class A2, 4.18%, 3/20/2028 (a)	132	128
Progress Residential Series 2021-SFR4, Class A, 1.56%, 5/17/2038 (a)	150	129
Progress Residential Trust
Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	150	137
Series 2021-SFR2, Class A, 1.55%, 4/19/2038 (a)	150	130
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	304	260
Santander Consumer Auto Receivables Trust Series 2020-AA, Class C, 3.71%, 2/17/2026 (a)	400	396
Santander Drive Auto Receivables Trust Series 2021-2, Class C, 0.90%, 6/15/2026	90	88
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (a)	132	128
Upstart Securitization Trust Series 2021-1, Class A, 0.87%, 3/20/2031 (a)	24	24
US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	10	10
Westgate Resorts LLC Series 2022-1A, Class A, 1.79%, 8/20/2036 (a)	201	189
Westlake Automobile Receivables Trust
Series 2021-1A, Class C, 0.95%, 3/16/2026 (a)	125	119
Series 2022-3A, Class A3, 5.49%, 7/15/2026 (a)	35	35
Total Asset-Backed Securities (Cost $7,318)		6,894
Collateralized Mortgage Obligations — 26.1%
FHLMC, REMIC
Series 2926, Class EW, 5.00%, 1/15/2025	85	85
Series 3935, Class GA, 3.00%, 10/15/2026	158	153
Series 2488, Class GM, 6.00%, 8/15/2032	15	15
Series 4151, Class YC, 2.50%, 1/15/2033	90	81
Series 2740, Class PE, 5.50%, 1/15/2034	55	56
Series 2943, Class ZC, 5.00%, 2/15/2034	23	22
Series 2768, Class PK, 5.00%, 3/15/2034	23	22
Series 3237, Class CE, 5.50%, 11/15/2036	50	52
Series 3249, Class CB, 4.25%, 12/15/2036	34	33
Series 3258, Class XX, 5.50%, 12/15/2036	48	49
Series 4031, Class AB, 5.50%, 6/15/2037	73	75
Series 3404, Class DC, 5.50%, 1/15/2038	50	49
Series 3601, Class HB, 5.00%, 11/15/2039	25	26
Series 3626, Class ME, 5.00%, 1/15/2040	22	23
Series 3680, Class ZA, 4.50%, 6/15/2040	65	64
Series 3777, Class WA, 4.00%, 12/15/2040	50	47
Series 3772, Class NE, 4.50%, 12/15/2040	180	172
Series 3939, Class AZ, 4.00%, 3/15/2041	62	59
Series 4240, Class DK, 4.00%, 11/15/2042	35	34
Series 4283, Class EW, 4.50%, 12/15/2043 (b)	51	50
Series 4887, Class EA, 2.50%, 6/15/2049	262	235
FNMA, REMIC
Series 2013-17, Class YM, 4.00%, 3/25/2033	48	47
Series 2003-32, Class UJ, 5.50%, 5/25/2033	16	16
Series 2003-82, Class Z, 5.50%, 8/25/2033	24	25
Series 2004-17, Class H, 5.50%, 4/25/2034	60	60
Series 2004-31, Class MZ, 4.25%, 5/25/2034	33	31

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-36, Class CB, 5.00%, 5/25/2034	15	15
Series 2004-91, Class BR, 5.50%, 12/25/2034	20	20
Series 2009-13, Class PM, 4.00%, 4/25/2035	24	23
Series 2005-29, Class WQ, 5.50%, 4/25/2035	72	74
Series 2005-109, Class GD, 6.00%, 10/25/2035	7	7
Series 2015-65, Class LD, 3.50%, 1/25/2036	147	139
Series 2005-122, Class PY, 6.00%, 1/25/2036	59	61
Series 2006-24, Class Z, 5.50%, 4/25/2036	66	67
Series 2007-36, Class PH, 5.50%, 4/25/2037	19	18
Series 2007-60, Class ZB, 4.75%, 5/25/2037	136	134
Series 2009-42, Class TZ, 4.50%, 3/25/2039	248	237
Series 2009-66, Class KE, 4.00%, 9/25/2039	30	29
Series 2009-105, Class DB, 4.50%, 12/25/2039	25	24
Series 2010-43, Class EM, 5.00%, 5/25/2040	21	21
Series 2010-87, Class PJ, 3.50%, 6/25/2040	3	3
Series 2010-59, Class EB, 5.00%, 6/25/2040	300	300
Series 2011-146, Class LX, 3.50%, 10/25/2040	157	153
Series 2010-133, Class GP, 4.00%, 11/25/2040	250	240
Series 2010-123, Class KU, 4.50%, 11/25/2040	76	78
Series 2010-129, Class PZ, 4.50%, 11/25/2040	80	75
Series 2010-136, Class CY, 4.00%, 12/25/2040	290	279
Series 2010-141, Class AL, 4.00%, 12/25/2040	71	68
Series 2010-154, Class KZ, 4.50%, 1/25/2041	50	49
Series 2011-55, Class BZ, 3.50%, 6/25/2041	126	119
Series 2011-115, Class UC, 4.00%, 11/25/2041	14	13
Series 2013-114, Class LM, 4.00%, 3/25/2042	149	142
Series 2012-124, Class PA, 2.50%, 7/25/2042	144	131
Series 2012-120, Class PA, 3.50%, 10/25/2042	49	47
Series 2014-19, Class Z, 4.50%, 4/25/2044	293	286
Series 2016-103, Class LA, 3.00%, 5/25/2044	147	141
Series 2015-61, Class PV, 3.50%, 5/25/2044	15	15
Series 2016-32, Class PA, 3.00%, 12/25/2045	85	79
Series 2017-110, Class PB, 3.00%, 2/25/2057	265	209
GNMA
Series 2003-46, Class HA, 4.50%, 6/20/2033	52	51
Series 2004-55, Class MC, 5.50%, 7/20/2034	12	12
Series 2005-16, Class CA, 5.00%, 2/20/2035	19	19
Series 2005-17, Class GE, 5.00%, 2/20/2035	87	88
Series 2008-25, Class AD, 4.50%, 3/20/2038	63	63
Series 2009-16, Class ZD, 6.00%, 3/20/2039	77	79
Series 2009-58, Class PA, 4.50%, 7/20/2039	85	83
Towd Point Mortgage Trust Series 2017-6, Class A1, 2.75%, 10/25/2057 ‡ (a) (b)	25	23
Total Collateralized Mortgage Obligations (Cost $5,736)		5,295
Corporate Bonds — 22.6%
Aerospace & Defense — 0.7%
Boeing Co. (The)
2.75%, 2/1/2026	70	65

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
3.63%, 2/1/2031	10	9
5.81%, 5/1/2050	15	14
Northrop Grumman Corp. 3.85%, 4/15/2045	20	16
Raytheon Technologies Corp. 4.15%, 5/15/2045	40	34
		138
Air Freight & Logistics — 0.1%
FedEx Corp. 4.05%, 2/15/2048	30	23
Auto Components — 0.1%
Lear Corp. 3.55%, 1/15/2052	35	22
Automobiles — 1.1%
General Motors Co. 5.20%, 4/1/2045	15	13
Hyundai Capital America
1.00%, 9/17/2024 (a)	70	64
1.80%, 10/15/2025 (a)	100	89
Nissan Motor Acceptance Co. LLC
3.88%, 9/21/2023 (a)	30	29
2.00%, 3/9/2026 (a)	45	39
		234
Banks — 2.3%
Bank of America Corp.
4.20%, 8/26/2024	60	59
5.00%, 1/21/2044	55	52
(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049 (c)	15	12
Citigroup, Inc.
3.20%, 10/21/2026	19	18
8.13%, 7/15/2039	30	38
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.78%, 3/2/2025	15	14
3.74%, 3/7/2029	55	51
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.36%, 7/12/2027	25	23
Truist Financial Corp.
(SOFR + 1.46%), 4.26%, 7/28/2026 (c)	15	15
(SOFR + 2.30%), 6.12%, 10/28/2033 (c)	155	163
Wells Fargo & Co. 4.65%, 11/4/2044	30	26
		471
Beverages — 0.5%
Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046	25	23
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.90%, 2/1/2046	10	9
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	15	15
4.95%, 1/15/2042	36	34
Constellation Brands, Inc. 3.75%, 5/1/2050	5	4
Keurig Dr Pepper, Inc. 5.09%, 5/25/2048	5	5
Molson Coors Beverage Co. 4.20%, 7/15/2046	15	12
		102

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — 0.6%
AbbVie, Inc.
4.55%, 3/15/2035	10	10
4.70%, 5/14/2045	15	14
4.45%, 5/14/2046	25	22
4.88%, 11/14/2048	15	14
Amgen, Inc. 4.20%, 2/22/2052	25	20
Biogen, Inc.
2.25%, 5/1/2030	14	12
3.15%, 5/1/2050	12	8
Gilead Sciences, Inc. 4.80%, 4/1/2044	15	14
		114
Capital Markets — 1.1%
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	15	15
Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	65	55
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (c)	20	18
Morgan Stanley
3.13%, 7/27/2026	35	33
3.95%, 4/23/2027	25	24
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (c)	50	47
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	10	8
Northern Trust Corp. 4.00%, 5/10/2027	30	29
State Street Corp. (SOFR + 1.61%), 4.42%, 5/13/2033 (c)	5	5
		234
Chemicals — 0.3%
CF Industries, Inc. 5.15%, 3/15/2034	15	14
LYB International Finance III LLC 3.38%, 10/1/2040	20	14
Mosaic Co. (The) 4.05%, 11/15/2027	10	10
Nutrien Ltd. (Canada) 3.00%, 4/1/2025	20	19
		57
Construction Materials — 0.3%
Eagle Materials, Inc. 2.50%, 7/1/2031	50	39
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	30	28
		67
Consumer Finance — 1.1%
American Express Co. 3.95%, 8/1/2025	20	20
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	25	24
4.38%, 5/1/2026 (a)	65	59
2.53%, 11/18/2027 (a)	45	36
Capital One Financial Corp.
4.20%, 10/29/2025	15	14
3.75%, 3/9/2027	25	23

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
General Motors Financial Co., Inc.
1.25%, 1/8/2026	25	22
2.70%, 6/10/2031	25	20
		218
Diversified Financial Services — 0.3%
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (a)	5	5
3.85%, 6/15/2025 (a)	30	28
Shell International Finance BV (Netherlands) 5.50%, 3/25/2040	20	21
		54
Diversified Telecommunication Services — 0.9%
AT&T, Inc.
2.25%, 2/1/2032	15	12
2.55%, 12/1/2033	52	41
3.50%, 9/15/2053	68	48
Deutsche Telekom International Finance BV (Germany) 8.75%, 6/15/2030 (d)	10	12
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	15	15
Verizon Communications, Inc.
2.10%, 3/22/2028	25	22
4.86%, 8/21/2046	46	42
		192
Electric Utilities — 0.8%
Cleveland Electric Illuminating Co. (The) 5.95%, 12/15/2036	20	20
Duke Energy Corp. 3.75%, 9/1/2046	25	18
Emera US Finance LP (Canada)
3.55%, 6/15/2026	10	9
4.75%, 6/15/2046	20	16
Evergy, Inc. 2.90%, 9/15/2029	30	26
Fortis, Inc. (Canada) 3.06%, 10/4/2026	19	18
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	15	13
Metropolitan Edison Co. 3.50%, 3/15/2023 (a)	15	15
PPL Capital Funding, Inc. 3.10%, 5/15/2026	20	19
		154
Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics, Inc.
3.25%, 9/8/2024	15	14
3.88%, 1/12/2028	15	14
Corning, Inc.
5.35%, 11/15/2048	20	19
4.38%, 11/15/2057	15	12
		59
Energy Equipment & Services — 0.5%
Baker Hughes Holdings LLC 4.08%, 12/15/2047	30	24
Halliburton Co. 4.50%, 11/15/2041	10	8
NOV, Inc. 3.60%, 12/1/2029	30	27

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (a)	15	15
4.30%, 5/1/2029 (a)	30	28
		102
Entertainment — 0.2%
Activision Blizzard, Inc.
1.35%, 9/15/2030	20	16
2.50%, 9/15/2050	15	9
Take-Two Interactive Software, Inc. 3.30%, 3/28/2024	10	10
		35
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc. 2.95%, 3/15/2034	15	12
American Tower Corp.
5.00%, 2/15/2024	30	30
3.95%, 3/15/2029	15	14
1.88%, 10/15/2030	50	39
Boston Properties LP 3.40%, 6/21/2029	25	22
Brixmor Operating Partnership LP 3.65%, 6/15/2024	25	24
Crown Castle, Inc. 4.45%, 2/15/2026	30	29
CubeSmart LP 2.25%, 12/15/2028	15	12
Equinix, Inc.
1.25%, 7/15/2025	10	9
3.20%, 11/18/2029	18	16
Healthpeak Properties, Inc. 3.40%, 2/1/2025	25	24
Host Hotels & Resorts LP 3.88%, 4/1/2024	15	15
Kilroy Realty LP 2.65%, 11/15/2033	20	14
Life Storage LP
4.00%, 6/15/2029	25	22
2.40%, 10/15/2031	25	19
Mid-America Apartments LP 4.20%, 6/15/2028	25	24
Realty Income Corp.
2.20%, 6/15/2028	25	21
2.85%, 12/15/2032	25	21
Regency Centers LP 3.70%, 6/15/2030	20	18
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (a)	60	56
UDR, Inc.
4.40%, 1/26/2029	20	19
3.00%, 8/15/2031	20	17
Welltower, Inc.
4.00%, 6/1/2025	25	24
6.50%, 3/15/2041	10	10
WP Carey, Inc. 2.40%, 2/1/2031	25	20
		531
Food & Staples Retailing — 0.1%
Kroger Co. (The) 5.15%, 8/1/2043	30	28

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — 0.2%
Conagra Brands, Inc. 5.30%, 11/1/2038	5	5
Kraft Heinz Foods Co.
3.88%, 5/15/2027	10	10
5.00%, 7/15/2035	5	5
4.88%, 10/1/2049	5	4
Tyson Foods, Inc. 5.15%, 8/15/2044	10	9
		33
Gas Utilities — 0.0% ^
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	10	10
Health Care Equipment & Supplies — 0.3%
Becton Dickinson and Co.
3.70%, 6/6/2027	10	10
2.82%, 5/20/2030	30	26
Boston Scientific Corp. 4.70%, 3/1/2049	10	9
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	20	16
		61
Health Care Providers & Services — 0.8%
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	15	10
Cigna Corp. 3.40%, 3/15/2051	25	18
CVS Health Corp.
4.30%, 3/25/2028	10	10
4.78%, 3/25/2038	27	25
Elevance Health, Inc. 4.63%, 5/15/2042	20	18
HCA, Inc.
4.50%, 2/15/2027	20	19
5.25%, 6/15/2049	15	13
Humana, Inc. 3.95%, 3/15/2027	25	24
Quest Diagnostics, Inc.
3.45%, 6/1/2026	10	9
2.80%, 6/30/2031	15	13
		159
Hotels, Restaurants & Leisure — 0.2%
McDonald's Corp. 4.70%, 12/9/2035	30	29
Starbucks Corp. 4.45%, 8/15/2049	15	13
		42
Industrial Conglomerates — 0.2%
General Electric Co. 6.75%, 3/15/2032	38	43
Insurance — 0.6%
Athene Global Funding 2.95%, 11/12/2026 (a)	30	27
Athene Holding Ltd. 4.13%, 1/12/2028	10	9
Brighthouse Financial Global Funding 1.20%, 12/15/2023 (a)	27	26
Cincinnati Financial Corp. 6.92%, 5/15/2028	20	22
Lincoln National Corp. 4.35%, 3/1/2048	20	15

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Markel Corp.
3.50%, 11/1/2027	20	18
5.00%, 5/20/2049	15	13
		130
IT Services — 0.2%
Fiserv, Inc. 2.65%, 6/1/2030	30	25
Global Payments, Inc. 2.90%, 11/15/2031	30	24
		49
Media — 0.7%
Charter Communications Operating LLC
4.91%, 7/23/2025	25	25
3.75%, 2/15/2028	15	14
5.75%, 4/1/2048	10	8
4.80%, 3/1/2050	20	15
Comcast Corp. 3.90%, 3/1/2038	45	39
Discovery Communications LLC 4.65%, 5/15/2050	30	22
Paramount Global 4.95%, 1/15/2031	12	11
		134
Metals & Mining — 0.3%
Glencore Funding LLC (Australia)
4.63%, 4/29/2024 (a)	15	15
1.63%, 9/1/2025 (a)	20	18
2.63%, 9/23/2031 (a)	30	24
Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (a)	10	8
		65
Multiline Retail — 0.0% ^
Dollar General Corp. 4.13%, 5/1/2028	5	5
Multi-Utilities — 0.2%
Ameren Corp. 1.75%, 3/15/2028	5	4
Dominion Energy, Inc. Series C, 4.05%, 9/15/2042	20	16
Puget Energy, Inc. 2.38%, 6/15/2028	10	9
Sempra Energy 3.80%, 2/1/2038	25	20
		49
Oil, Gas & Consumable Fuels — 2.2%
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (a)	30	28
Boardwalk Pipelines LP 5.95%, 6/1/2026	20	20
Buckeye Partners LP 5.85%, 11/15/2043	10	8
Canadian Natural Resources Ltd. (Canada)
2.95%, 7/15/2030	15	13
4.95%, 6/1/2047	5	4
Chevron USA, Inc. 5.05%, 11/15/2044	30	29
CNOOC Petroleum North America ULC (China) 5.88%, 3/10/2035	20	20
Devon Energy Corp. 5.25%, 9/15/2024	20	20
Enbridge, Inc. (Canada) 4.25%, 12/1/2026	20	19

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP
4.00%, 10/1/2027	10	9
5.35%, 5/15/2045	30	26
6.25%, 4/15/2049	15	14
Enterprise Products Operating LLC 5.10%, 2/15/2045	25	23
EQT Corp. 3.13%, 5/15/2026 (a)	10	9
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	50	45
Kinder Morgan, Inc. 3.25%, 8/1/2050	10	7
Magellan Midstream Partners LP 4.20%, 10/3/2047	10	8
Marathon Petroleum Corp. 6.50%, 3/1/2041	15	16
MPLX LP
4.13%, 3/1/2027	15	14
4.50%, 4/15/2038	10	9
5.20%, 3/1/2047	15	13
ONEOK, Inc. 4.45%, 9/1/2049	15	11
Phillips 66 4.88%, 11/15/2044	7	7
Pioneer Natural Resources Co. 1.90%, 8/15/2030	30	24
Plains All American Pipeline LP 3.55%, 12/15/2029	30	26
Spectra Energy Partners LP 4.50%, 3/15/2045	20	17
		439
Pharmaceuticals — 0.3%
Mylan, Inc. 5.20%, 4/15/2048	10	8
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	25	24
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	10	9
Zoetis, Inc. 4.70%, 2/1/2043	15	14
		55
Road & Rail — 0.7%
Burlington Northern Santa Fe LLC 4.40%, 3/15/2042	30	27
CSX Corp. 4.30%, 3/1/2048	20	17
ERAC USA Finance LLC 5.63%, 3/15/2042 (a)	30	29
Norfolk Southern Corp.
4.65%, 1/15/2046	10	9
4.05%, 8/15/2052	15	12
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (a)	30	26
3.25%, 3/15/2032	20	16
		136
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Corp.
3.13%, 1/15/2025	30	29
3.88%, 1/15/2027	25	24
Microchip Technology, Inc. 0.97%, 2/15/2024	21	20
		73
Software — 0.3%
Oracle Corp. 3.85%, 7/15/2036	50	41

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
VMware, Inc.
1.80%, 8/15/2028	5	4
2.20%, 8/15/2031	15	11
		56
Specialty Retail — 0.1%
AutoZone, Inc.
4.00%, 4/15/2030	10	9
1.65%, 1/15/2031	20	16
		25
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC
5.45%, 6/15/2023	3	3
6.02%, 6/15/2026	20	21
6.20%, 7/15/2030	10	10
		34
Tobacco — 0.4%
Altria Group, Inc.
3.40%, 5/6/2030	30	26
3.88%, 9/16/2046	15	10
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	5	5
3.56%, 8/15/2027	20	18
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	25	22
		81
Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.25%, 3/1/2025	10	10
3.25%, 10/1/2029	20	17
Aviation Capital Group LLC 3.50%, 11/1/2027 (a)	20	17
		44
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc. (Canada) 4.50%, 3/15/2043	10	8
T-Mobile USA, Inc.
3.75%, 4/15/2027	15	14
4.50%, 4/15/2050	5	5
Vodafone Group plc (United Kingdom) 5.00%, 5/30/2038	11	10
		37
Total Corporate Bonds (Cost $5,339)		4,595
Commercial Mortgage-Backed Securities — 7.5%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035 ‡ (a) (b)	100	86
Series 2018-20TS, Class E, 3.20%, 5/15/2035 ‡ (a) (b)	100	84
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A5, 3.79%, 5/15/2052	150	138

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A3, 2.82%, 4/10/2046	9	9
Series 2014-GC19, Class A3, 3.75%, 3/11/2047	7	7
Series 2014-GC23, Class A3, 3.36%, 7/10/2047	8	8
Commercial Mortgage Trust
Series 2014-UBS2, Class A4, 3.69%, 3/10/2047	6	6
Series 2014-CR17, Class A4, 3.70%, 5/10/2047	28	27
Series 2014-UBS3, Class A3, 3.55%, 6/10/2047	24	23
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K731, Class AM, 3.60%, 2/25/2025 (b)	200	194
Series K090, Class A2, 3.42%, 2/25/2029	120	114
Series K133, Class A2, 2.10%, 9/25/2031	250	208
FNMA ACES Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (b)	105	87
GS Mortgage Securities Trust
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	111	109
Series 2013-GC16, Class B, 5.16%, 11/10/2046 (b)	50	49
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class C, 5.35%, 11/15/2045 (b)	30	29
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11, Class A4, 2.69%, 4/15/2046	—	—
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class A3, 3.47%, 12/15/2047	125	119
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	120	97
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4, Class A3, 3.45%, 12/15/2048	120	113
WFRBS Commercial Mortgage Trust Series 2013-C13, Class A3, 2.75%, 5/15/2045	21	21
Total Commercial Mortgage-Backed Securities (Cost $1,630)		1,528
Mortgage-Backed Securities — 3.5%
FHLMC Gold Pools, Other Pool # U90067, 4.00%, 8/1/2042	65	63
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	126	124
Pool # AM5940, 3.24%, 6/1/2026	64	61
Pool # BL0004, 3.50%, 9/1/2028	250	239
Pool # BL4910, 2.31%, 11/1/2029	250	222
Total Mortgage-Backed Securities (Cost $753)		709

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 6.2%
Investment Companies — 6.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (e) (f) (Cost $1,249)	1,248	1,249
Total Investments — 99.8% (Cost $22,025)		20,270
Other Assets Less Liabilities — 0.2%		39
NET ASSETS — 100.0%		20,309

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of November 30, 2022.

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$6,674	$220	$6,894
Collateralized Mortgage Obligations	—	5,272	23	5,295
Commercial Mortgage-Backed Securities	—	1,358	170	1,528
Corporate Bonds	—	4,595	—	4,595
Mortgage-Backed Securities	—	709	—	709
Short-Term Investments
Investment Companies	1,249	—	—	1,249
Total Investments in Securities	$1,249	$18,608	$413	$20,270
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2022
Investments in Securities:
Asset-Backed Securities	$283	$—	$(30)	$—(b)	$—	$—	$—	$—	$(33)	$220
Collateralized Mortgage Obligations	—	—	(2)	—(b)	—	(8)	—	—	33	23
Commercial Mortgage-Backed Securities	191	—	(21)	—(b)	—	—	—	—	—	170
Total	$474	$—	$(53)	$—(b)	$—	$(8)	$—	$—	$—	$413

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(53).
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$220	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.03% (6.03%)

Asset-Backed Securities	220
	23	Discounted Cash Flow	Constant Prepayment Rate	7.00% (7.00%)
			Yield (Discount Rate of Cash Flows)	5.99% (5.99%)

Collateralized Mortgage Obligations	23

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	170	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	37.97% - 44.16% (41.03%)

Commercial Mortgage- Backed Securities	170
Total	$413

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (a) (b)	$636	$4,008	$3,395	$—(c)	$—(c)	$1,249	1,248	$14	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.
(c)	Amount rounds to less than one thousand.